Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 8,322,178	$ 457,142	$ 646,294
Accounts receivable, net	62,726	20,778	36,299
Short-term investment		6,778
Inventories, net	59,139	55,817	55,704
Deferred offering costs		582,679	252,964
Prepaid expenses	254,231
Other current assets	23,887	2,078	125
Total current assets	8,722,161	1,125,272	991,386
Non-current assets
Property and equipment, net	3,048,063	3,083,923	3,054,921
Prepaid expenses	193,750		103,436
Operating lease right-of-use assets	727,072	775,546	363,296
Deferred tax assets	93,294	227,152	236,130
Total non-current assets	4,062,179	4,086,621	3,757,783
Total Assets	12,784,340	5,211,893	4,749,169
Current liabilities
Accounts payable and accrued liabilities	329,103	420,005	495,930
Contract liabilities - deferred revenue	225,670	162,226	158,429
Bank and other borrowings – current		94,007	135,970
Operating lease liabilities – current	194,038	195,115	222,275
Total current liabilities	933,179	3,403,513	2,664,011
Non-current liabilities
Bank and other borrowings - non-current		98,371	649,345
Operating lease liabilities - non-current	533,034	580,431	141,021
Deferred tax liabilities	70,585	60,114	48,156
Total non-current liabilities	603,619	738,916	838,522
Total Liabilities	1,536,798	4,142,429	3,502,533
Commitments and contingencies (Note 13)
Stockholder’s Equity
Preferred stock	10,000	10,000	10,000
Common stock	13,880	10,880	10,880
Additional paid-in capital	11,979,690	2,082,456	2,082,456
Subscription receivables		(11,632)	(18,160)
Accumulated deficit	(756,028)	(1,022,240)	(838,540)
Total Stockholder’s Equity	11,247,542	1,069,464	1,246,636
Total Liabilities and Stockholder’s Equity	12,784,340	5,211,893	4,749,169
Related Party [Member]
Current liabilities
Due to related parties	$ 184,368	$ 2,532,160	$ 1,651,407